UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

       Washington, D.C. 20549

________________________

FORM 10-D

________________________

     Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from May 1, 2014 to May 31, 2014

Commission File Number:	Commission File Number:	Commission File Number:
333-141703-02	000-23108	033-54804

DISCOVER CARD	DISCOVER CARD	DISCOVER BANK
EXECUTION NOTE TRUST	MASTER TRUST I
(Exact name of the issuing entity in	(Exact name of the issuing entity in	(Exact name of the
respect of the Notes as specified in its	respect of the Series 2007-CC Collateral	sponsor and depositor
charter)	Certificate)	as specified in its charter)

Delaware	Delaware	Delaware
(State or jurisdiction of incorporation or	(State or jurisdiction of incorporation or	(State or jurisdiction of incorporation or
organization of the issuing entity)	organization of the issuing entity)	organization of the sponsor and depositor)

c/o Wilmington Trust Company	c/o Discover Bank	12 Read’s Way
Rodney Square North	12 Read’s Way	New Castle, Delaware
1100 North Market Street	New Castle, Delaware	19720
Wilmington, Delaware	19720
19890-0001
(Address of principal executive offices	(Address of principal executive offices	(Address of principal executive offices
of the issuing entity)	of the issuing entity)	of the sponsor and depositor)

51-0020270
(IRS Employer Identification
No. of the sponsor and
depositor)

(302) 323-7315
(Telephone Number, including area code)

Registered/reporting pursuant to (check one)

Section 12(b) Section 12(g)	Section 15(d)	Name of Exchange
Title of Class		(If Section 12(b))
DiscoverSeries Class A Notes	[x]
DiscoverSeries Class B Notes	[x]
DiscoverSeries Class C Notes	[x]

Credit Card Pass -Through Certificates                [x]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

The interest of Discover Card Execution Note Trust (the "Note Issuance Trust") in credit card receivables is held solely in the form of an interest in a collateral certificate issued by Discover Card Master Trust I (the "Master Trust"). No assets securitized by Discover Bank, the depositor, and held by the Master Trust were the subject of a demand to repurchase or replace for breach of representations and warranties during the monthly distribution period from May 1, 2014 to May 31, 2014.

Monthly Performance Data

The information required by Item 1121 of Regulation AB is provided in the reports attached hereto as Exhibits 99.1 and 99.2.

Of the accounts designated to the Master Trust, all have been originated at least 60 months prior to the date of this report. Seasoned accounts in general perform differently than newly originated or less seasoned accounts, typically with lower charge-off rates and higher payment rates. The aggregate Discover card portfolio represents all accounts originated by Discover Bank including those accounts not designated to the Master Trust and accordingly, the performance of the Discover card portfolio may differ materially from the performance of the Master Trust, and through the collateral certificate, the Note Issuance Trust.

PART II OTHER INFORMATION

Item 2. Regulatory Proceedings

On June 13, 2014, Discover Financial Services announced that its subsidiary, Discover Bank (the “Bank”), reached an agreement with the Federal Deposit Insurance Corporation (the “FDIC”) to resolve previously disclosed matters related to the FDIC’s examination of the Bank’s anti-money laundering / Bank Secrecy Act compliance program. In the consent order, the Bank agreed to, among other things, implement a revised Bank Secrecy Act compliance program. The order does not include civil money penalties.

Item 8. Other Information

Class A(2010-C) Notes. On May 21, 2014, the Note Issuance Trust, as Issuer of the DiscoverSeries Class A(2010-C) Notes (the “Class A(2010-C) Notes”), Discover Bank, as Depositor, Beneficiary, and Calculation Agent for the Note Issuance Trust, and the committed purchaser and purchaser of the Class A(2010-C) Notes and their agent agreed to (i) extend the existing termination date for the note purchase commitments to April 30, 2016, (ii) extend the existing liquidation commencement date of the Class A(2010-C) Notes to May 1, 2016, (iii) extend the existing expected maturity date of the Class A(2010-C) Notes to June 15, 2016, (iv) extend the existing expected principal payment date of the Class A(2010-C) Notes to June 15, 2016, subject in each case to the effect of early redemption events, and (v) extend the existing legal maturity date of the Class A(2010-C) Notes to December 17, 2018. In connection with any increase in the outstanding dollar principal amount of the Class A(2010-C) Notes, an interim expected maturity date and interim liquidation commencement date may be specified.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust, if any, or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, pursuant to the Second Amended and Restated Pooling and Servicing Agreement, dated as of June 4, 2010, as amended (the “Pooling and Servicing Agreement”), by and between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of outstanding series, if any, by issuing additional certificates, subject to certain requirements, including a requirement for rating agency consent or confirmation. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates, the receivables in which are to be added to the Master Trust, or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts, the receivables in which are to be added to the Master Trust, if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for Series 2007-CC and any other series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates or notes.

Item 9. Exhibits

Exhibit No.	Description
99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

/s/ Michael F. Rickert
Michael F. Rickert
Vice President, Chief Financial Officer
and Assistant Treasurer

Date: June 16, 2014

Exhibit Index

Exhibit No.	Description
99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

7